Commitments and Contingencies (Narrative) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012 Y	Dec. 31, 2011
Commitments And Contingencies [Line Items]
Purchase commitments associated with the three years	$ 22,600,000
Initial term of supply agreement, in year	5
Renewal term of supply agreement, in year	2
Expiration date of purchase agreement	June 12, 2017
Purchase commitments	6,000,000
Cash paid for commitments purchased	5,844,630	996,270
Purchase commitments amount incurred	5,200,000
Aggregate development fees required to be paid	1,700,000
Agreement expires period	5
Amount of development fees incurred during the year	1,200,000
Purchase Commitments [Member]
Commitments And Contingencies [Line Items]
Cash paid for commitments purchased	4,600,000
Chicago, Illinois [Member]
Commitments And Contingencies [Line Items]
Number of square feet for office space	10,300
Rental fees	1,200,000
Amount of letter of credit on lease agreements	500,000
Rental fees, month term	65 months
Branford, Connecticut [Member]
Commitments And Contingencies [Line Items]
Number of square feet for office space	17,800
Rental fees	1,800,000
Amount of letter of credit on lease agreements	$ 350,000
Rental fees, month term	62 months